       As filed with the Securities and Exchange Commission on February 20, 1997
                                                       Registration No. 33-16439
                                                                        811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /x/

                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                         POST-EFFECTIVE AMENDMENT NO. 27                     /x/

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /x/

                                AMENDMENT NO. 29                             /x/

                       ROBERTSON STEPHENS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              555 California Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                 G. RANDY HECHT
                     c/o Robertson, Stephens & Company, L.P.
                              555 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies to:
                           TIMOTHY W. DIGGINS, ESQUIRE
                                  ROPES & GRAY
                             One International Place
                             Boston, MA  02110-2624

Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:
     (check appropriate box)

/ /  Immediately upon filing pursuant to paragraph (b);
/ /  On (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1);
/ /  On (date) pursuant to paragraph (a)(1);
/X/ 75 days after filing pursuant to paragraph (a)(2); or / / On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Form 24f-2 on February 26, 1996 for the fiscal year ended December 31, 1995. The Registrant expects to file a Form 24f-2 for the fiscal year ended December 31, 1996 on or before the sixteenth day following the end of such fiscal year.

THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO ROBERTSON STEPHENS GLOBAL VALUE FUND, A SERIES OF SHARES OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER SERIES OF SHARES OF ROBERTSON STEPHENS INVESTMENT TRUST IS DELETED, AMENDED, OR SUPERSEDED HEREBY.

                       ROBERTSON STEPHENS INVESTMENT TRUST

                              Cross Reference Sheet


Information Required in Global
Value Prospectus by Form N-1A                        Global Value
Registration Statement                      Part A   Prospectus Caption
----------------------                      ------   ------------------

Item 1.   Cover Page . . . . . . . . . . . . . . .   Prospectus Cover

Item 2.   Synopsis . . . . . . . . . . . . . . . .   Expense Summary

Item 3.   Condensed Financial Information. . . . .   How Performance is
                                                     Determined; otherwise
                                                     inapplicable

Item 4.   General Description of Registrant. . . .   Prospectus Cover;
                                                     Investment Objective and
                                                     Policies; Additional
                                                     Information


Item 5.   Management of the Fund . . . . . . . . .   Expense Summary; Management
                                                     of the Fund; Additional
                                                     Information

Item 5A.  Management's Discussion of Fund
          Performance. . . . . . . . . . . . . . .   Inapplicable

Item 6.   Capital Stock and Other Securities . . .   Dividends, Distributions
                                                     and Taxes; Additional
                                                     Information; Back Cover
                                                     Page; and see Statement of
                                                     Additional Information -
                                                     Management of the Fund

Item 7.   Purchase of Securities Being Offered . .   How to Purchase Shares; How
                                                     Net Asset Value is
                                                     Determined; The Fund's
                                                     Distributor; Back Cover
                                                     Page

Item 8.   Redemption or Repurchase . . . . . . . .   How to Redeem Shares

Item 9.   Pending Legal Proceedings. . . . . . . .   Inapplicable

Information Required in Statement of                 Statement of Additional
Additional Information by Form N-1A                  Information Caption For
Registration Statement                      Part B   Each Series
----------------------                      ------   -----------------------

Item 10.  Cover Page . . . . . . . . . . . . . . .   Cover Page

Item 11.  Table of Contents. . . . . . . . . . . .   Cover Page

Item 12.  General Information and History. . . . .   Additional Information

Item 13.  Investment Objectives and Policies . . .   Investment Objectives and
                                                     Policies; The Fund's
                                                     Investment Limitations

Item 14.  Management of the Fund . . . . . . . . .   Management of the Fund

Item 15.  Control Persons and Principal Holders
          of Securities. . . . . . . . . . . . . .   Management of the Fund

Item 16.  Investment Advisory and Other
          Services . . . . . . . . . . . . . . . .   Management of the Fund;
                                                     The Fund's Distributor;
                                                     Additional Information

Item 17.  Brokerage Allocation and Other
          Services . . . . . . . . . . . . . . . .   Management of the Fund;
                                                     The Fund's Distributor

Item 18.  Capital Stock and Other Securities . . .   See Prospectus -
                                                     Additional Information

Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered . . . . . . . .   How Net Asset Value is
                                                     Determined; and see
                                                     Prospectus - How to
                                                     Purchase Shares; Prospectus
                                                     - How to Redeem Shares

Item 20.  Tax Status . . . . . . . . . . . . . . .   Taxes; and see Prospectus
                                                     - Dividends, Distributions
                                                     and Taxes

Item 21. Underwriter . . . . . . . . . . . . . . .   The Fund's Distributor; and
                                                     see Prospectus - The
                                                     Fund's Distributor

Item 22. Calculations of Performance Data. . . . .   How Performance is
                                                     Determined

Item 23. Financial Statements. . . . . . . . . . .   Inapplicable


The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 ---------------

                                    FORM N-1A

                                     PART A

                                 ---------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION
                            PRELIMINARY PROSPECTUS
                            DATED FEBRUARY 20, 1997

P R O S P E C T U S                                            February   , 1997





                    THE ROBERTSON STEPHENS GLOBAL VALUE FUND







THE ROBERTSON STEPHENS GLOBAL VALUE FUND seeks long-term growth. The Fund invests primarily in equity securities of companies with market capitalizations of $1 billion or more, using a value methodology combining Graham & Dodd balance sheet analysis with cash flow analysis.



This Prospectus explains concisely the information about the Fund that a prospective investor should know before investing in shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Fund and Robertson Stephens Investment Trust in
the February   , 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


                              ____________________

                        Robertson, Stephens & Company LLC
                                   Distributor
                              ____________________





    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
          HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in the Fund. The following table summarizes your maximum transaction costs from investing in shares of the Fund and expenses the Fund expects to incur in its first full year of operations. The Example shows the cumulative expenses attributable to a $1,000 investment in the Fund over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases                          None
     Maximum Sales Load Imposed on Reinvested Dividends               None
     Deferred Sales Load                                              None
     Redemption Fee*                                                  None
     Exchange Fee                                                     None
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.


        ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
          Management Fees                                             1.00%
          12b-1 Fees                                                  0.25%
          Other Expenses                                              0.70%
                                                                      -----
               Total Fund Operating Expenses                          1.95%


_______________

EXAMPLES

Your investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

          1 year    3 years
          ------    -------

           $19        $58

This information is provided to help you understand the expenses of investing in the Fund and your share of the estimated operating expenses of the Fund. The information concerning the Fund is based on the expenses the Fund expects to incur during its first full year of operations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

INVESTMENT OBJECTIVE AND POLICIES


      The Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.



     In selecting investments for the Fund, Robertson Stephens Investment Management will:

 -   Perform fundamental research focusing on business analysis;
 -   Observe how management allocates capital;
 -   Strive to understand the unit economics of the business of the company;
 -   Key on the cash flow rate of return on capital employed;
 -   Discern the sources and uses of cash;
 -   Consider how management is compensated; and
 -   Ask how the stock market is pricing the entire company.




      Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above. The Fund may hold a portion of its assets in cash or money market instruments.

     The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested insecurities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country, or if its equity securities are traded principally on a securities exchange in that country.



     The Fund is a NON-DIVERSIFIED mutual fund.

                             -----------------------

     The Fund is a series of Robertson Stephens Investment Trust, an open-end series investment company. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that the Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     The Fund may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

     FOREIGN SECURITIES. Investments in foreign securities entail a number of risks. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     DEBT SECURITIES. The Fund may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Fund will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information. The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

     The Fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     OPTIONS AND FUTURES. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

     The Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Fund will be able to utilize these instruments effectively for the purposes stated
above.   Although the Fund will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional

Information. Transactions in options and futures contracts involve brokerage costs. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Fund that are the subject of a hedge. Other risks arise from the Fund's potential inability to close out futures or options positions. Although the Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Fund's ability to engage in options and futures transactions.

     The Fund expects that its options and futures transactions will generally be conducted on recognized exchanges. The Fund may in certain instances purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     The Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     NON-DIVERSIFICATION AND SECTOR CONCENTRATION. The Fund is a "non-diversified" investment company, and so may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

     DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

     PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in
realization of taxable capital gains.   The Fund's annual portfolio turnover is
expected to be less than 100%.

                             MANAGEMENT OF THE FUND



      The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for the Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc. Robertson, Stephens & Company LLC, the Fund's distributor, is a major investment banking firm specializing in emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company Group, L.L.C., Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.



     Andrew P. Pilara, Jr. is responsible for managing the Fund. He is also responsible for managing the Robertson Stephens Partners Fund and the Robertson Stephens Global Natural Resources Fund, and is a member of The Contrarian Fund management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson Stephens Investment Management, he was president of Pilara Associates, an investment management firm he established in 1974.

     Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Fund and makes investment decisions on the Fund's behalf pursuant to an Investment
Advisory Agreement with the Fund.   The Fund pays all expenses not assumed by
Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Fund's Distribution Plan.

     Robertson Stephens Investment Management places all orders for purchases and sales of the Fund's securities. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it. Robertson, Stephens & Company LLC may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

     Robertson Stephens Investment Management may from time to time reduce the management fee payable by the Fund. The Advisory Agreement for the Fund permits Robertson Stephens Investment Management to seek reimbursement of any reductions made to its management fee within the two-year period following such reduction, subject to the ability of the Fund to effect such reimbursement and remain in compliance with applicable expense limitations.

     ADMINISTRATIVE SERVICES. The Fund has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. The Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                             HOW TO PURCHASE SHARES

     Currently, your minimum initial investment is $5,000 ($1,000 for IRAs), and your subsequent investments must be at least $100 ($1 for IRAs). You may obtain an Application by calling the Fund at 1-800-776-FUND, or by writing to Robertson, Stephens & Company LLC at 555 California Street, San Francisco, CA 94104.

INITIAL INVESTMENTS
--------------------------------------------------------------------------------

     You may make your initial investment in Fund shares by mail or by wire transfer as described below.

     BY MAIL: Send a completed Application, together with a check made payable to the Fund, to the Fund's Transfer Agent: State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141.

     BY WIRE: (1) Telephone National Financial Data Services at 1-800-272-6944. Indicate the name(s) to be used on the account registration, the mailing address, your social security number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank. Please include the account number that you receive in your wire along with the account name.

     (2) Then instruct your bank to wire the specified amount, along with your account name and number to:

                       State Street Bank and Trust Company
                                 ABA# 011 000028
                                 Attn:  Custody
                                  DDA# 99047177
                               225 Franklin Street
                                Boston, MA  02110
       Credit: The Robertson Stephens Global Value FundFor further credit:

                              ____________________
                              (Shareholder's name)

                            _________________________
                            (Shareholder's account #)

     At the same time, you must mail a completed and signed Application to:
State Street Bank and Trust Company c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141. Please include your account number on the Application.

     You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service. Account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Fund. In their sole discretion, either Robertson Stephens Investment Management or Robertson, Stephens & Company LLC, the Fund's distributor, may pay such brokers for shareholder, subaccounting, and other services, including handling such sales.

SUBSEQUENT INVESTMENTS
--------------------------------------------------------------------------------

     After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

     AUTOBUY: The Autobuy option allows you to purchase shares by moving money directly from your checking account to the Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-272-6944 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. There is no fee
for this option.   If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

OTHER INFORMATION ABOUT PURCHASING SHARES
--------------------------------------------------------------------------------

     All purchases of Fund shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Your signed and completed Application, together with full payment (in the form of either a wire transfer or a check), must be received and accepted by the Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by the Fund before 4:00 p.m. New York time.

     All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Fund or the Transfer Agent. The Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

     The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

     No share certificates will be issued.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     Shares of the Fund offered by this Prospectus may be exchanged for Class A shares of any other Fund offered by Robertson Stephens Investment Trust. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

     Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by the Fund upon 60 days prior notice to shareholders.

     Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Fund for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

REDEMPTIONS BY MAIL
--------------------------------------------------------------------------------

     You may redeem your shares of the Fund by mailing a written request for redemption to the Transfer Agent that:

(1)  states the number of shares or dollar amount to be redeemed;
(2)  identifies your account number; and
(3) is signed by you and all other owners of the account exactly as their names appear on the account.

     If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE
--------------------------------------------------------------------------------

     Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Fund for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

     If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include requiring the caller to give a special authorization number assigned to your account. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

     Telephone redemption is not available for shares held in IRAs. The Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

WIRE TRANSFER OF REDEMPTIONS
--------------------------------------------------------------------------------

     If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank account or Robertson, Stephens & Company LLC brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account or upon a full redemption, deducting the fee from the proceeds.

     AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-272-6944 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES
--------------------------------------------------------------------------------

     The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check clears, whichever occurs first.

     You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUND'S DISTRIBUTOR

     Shares of the Fund are distributed by Robertson, Stephens & Company LLC. Under its Distribution Agreement with the Fund, Robertson, Stephens & Company LLC bears certain expenses related to the distribution of shares of the Fund, including commissions payable to persons engaging in the distribution of the shares, advertising expenses, and the costs of preparing and distributing sales literature incurred in connection with the offering of the shares.

     To compensate Robertson, Stephens & Company LLC for the services it provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which the Fund pays Robertson, Stephens & Company LLC compensation accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. Robertson, Stephens & Company LLC may pay brokers a commission expressed as a percentage of the purchase price of shares of the Fund.

     The Fund has agreed to indemnify Robertson, Stephens & Company LLC against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once per year (more often if necessary to avoid certain excise or income taxes on the Fund). All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

     All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

     The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation.

                        HOW NET ASSET VALUE IS DETERMINED

     The Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to the shares, less liabilities attributable to the shares, by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Robertson Stephens Investment Management.

                          HOW PERFORMANCE IS DETERMINED

     Total return data for the Fund may from time to time be included in advertisements about the Fund. "Total return" for the Fund through the most recent calendar quarter represents the actual rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods. Quotations of total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

     ALL DATA ARE BASED ON THE FUND'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

     The Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of the Commonwealth of Massachusetts and is a business entity
commonly known as a "Massachusetts business trust."   A copy of the Agreement
and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as the Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of the Fund's portfolio.

                                     ADDRESS
                              555 California Street
                            San Francisco, CA  94104
                                 1-800-766-FUND

                               INVESTMENT ADVISER
                          Robertson, Stephens & Company
                           Investment Management, L.P.
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                   DISTRIBUTOR
                        Robertson, Stephens & Company LLC
                              555 California Street
                            San Francisco, CA  94104
                                 1-415-781-9700

                                 TRANSFER AGENT
                       State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO  64141
                                 1-800-272-6944

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA  94104

                                  LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                    CUSTODIAN
                       State Street Bank and Trust Company
                                Boston, MA 02110


No dealer, salesman, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.


                         ROBERTSON STEPHENS MUTUAL FUNDS
                                    _________

                    The Robertson Stephens Global Value Fund



                                 TO REQUEST AN
                                APPLICATION, CALL

                                 1-800-766-FUND

                            FOR QUESTIONS CONCERNING
                           SHAREHOLDER ACCOUNTS, CALL

                                 1-800-272-6944


                                   PROSPECTUS

                                February   , 1997

                                 ---------------

                                    FORM N-1A

                                     PART B

                                 ---------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 20, 1997

                       STATEMENT OF ADDITIONAL INFORMATION
                      ROBERTSON STEPHENS GLOBAL VALUE FUND

                                FEBRUARY __, 1997


     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Trust dated February __, 1997. A copy of the Trust's Prospectus can be obtained upon request made to Robertson, Stephens & Company LLC ("RS&Co."), the Trust's distributor, 555 California Street, San Francisco, California 94104, telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

     CAPTION                                                                PAGE
     -------                                                                ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 2
THE FUND'S INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . .12
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
THE FUND'S DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . .18
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . .18
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . . . .21
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .22
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .24

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and policies of the Fund are described in detail in the Prospectus. The following discussion provides supplemental information concerning certain investment techniques in which the Fund may engage, and certain of the risks they may entail.

     The Fund is managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P.").

OPTIONS

     The Fund may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that the Fund's use of put and call options will achieve its desired objective, and the Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     The Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Fund's use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     The Fund may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce the Fund's profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

SECURITIES LENDING

     The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before the Fund enters into a loan, Robertson Stephens Investment Management considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that the Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

PRECIOUS METALS

     The value of the investments of the Fund may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.
Many institutions have rescinded policies that preclude investments in companies doing business in South Africa. In July 1991, the United States lifted the prohibition on new U.S. investment in South Africa, including the purchase of newly-issued securities of South African companies.

     In addition to its investments in securities, the Fund may, as described from time to time in the Prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that Robertson Stephens Investment Management intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

     Under current federal income tax law, gains from selling precious metals (and certain other assets) may not exceed 10% of the Fund's annual gross income. This tax requirement could the Fund to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     The Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.


                        THE FUND'S INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to the Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.



        The Fund may not:


     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except the Fund may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry;

     6. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     7. purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

     8. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)



     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

*G. RANDY HECHT, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Hecht, 45, has served as the Chief Operating Officer of Robertson, Stephens & Company, Inc. since January 1993, as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of the firm's Investment Management Group since 1988. He is a limited partner of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. As of October 18, 1988, Mr. Hecht assumed the responsibilities of President and Chief Executive Officer of the Trust. From May 1987 through May 1995, he served as Chief Financial Officer of the Trust. Mr. Hecht has been a Director of RSIM, Inc., and of Robertson, Stephens & Company, Inc., the sole general partner of RSIM, L.P., one of the Trust's Advisers, from June 1989 to January 1993, and since January 1993, respectively. Mr. Hecht served as the Trust's Secretary from May 1987 through January 1989, as RSIM, L.P.'s Secretary from 1993 to the present, and as RSIM, Inc.'s Secretary from May 1987 through June 1989. He has been a Trustee of the Trust since June 1987.

LEONARD B. AUERBACH, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Auerbach, 49, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also the sole shareholder and director of a company that is a general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services to a variety of institutional clients. Mr. Auerbach is the President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He also is a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. He has been a Trustee of the Trust since June 1987.

DANIEL R. COONEY, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Cooney, 71, is retired. He had a consulting agreement with Lord Abbett & Co., a mutual fund adviser, from January 1987 until December 1989. From September 1985 through December 1986 he was an Executive Vice President and Senior Adviser of the Lord Abbett Developing Growth Fund, a mutual fund. Mr. Cooney was the portfolio manager of the Lord Abbett Developing Growth Fund from its inception (October 1973) through September 1985, at which time the Lord Abbett Developing Growth Fund had assets of approximately $250 million. He has been a Trustee of the Trust since April 1989.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public


---------------
*    DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940
     ACT.

     Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
Mr. Peterson, 55, is a private consultant; he served as Director of the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson has been a Trustee of the Trust since June 1987.

*JOHN P. ROHAL, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Rohal, 49, has served as Managing Director and Director of Research for Robertson, Stephens & Company LLC (and its predecessors) since April 1993. From November 1987 to April 1993 he was Managing Director and co-head of the technology research group for Alex. Brown & Sons, an investment banking firm. He has been a Trustee of the Trust since July 1993.

DANA K. WELCH, SECRETARY
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Ms. Welch, 45, has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreement with the Fund, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $30,000 and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

     On February 20, 1997 the officers and trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), Robertson Stephens Investment Management determines the composition of the Fund's portfolio, the nature and timing of the changes to the Fund's portfolio, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Fund with investment advice, research, and related services for the investment of its assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreement; and (d) furnishes the Fund with office space and certain administrative services. The services of Robertson Stephens Investment Management to the Fund are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Fund may reimburse Robertson Stephens

Investment Management (on a cost recovery basis only) for any services performed for the Fund by it outside its duties under the Advisory Agreement.

     Investment decisions for the Fund and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including RS&Co., for research information for the Fund.

     ADMINISTRATIVE FEES. The Fund has entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Fund and generally manages all of the business and affairs of the Fund, subject to the general oversight of the Trustees.

     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust.

     The Advisory Agreement is subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. The Advisory Agreement is terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of its assignment.

     The Administrative Services Agreement is subject to annual approval by (i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreement may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Fund, on 30 days notice to RSIM, L.P.

EXPENSES

     The Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management or RS&Co., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to RS&Co. under the Fund's 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or RS&Co., SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Fund, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreement, Robertson Stephens Investment Management may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. RSIM, L.P. does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. will use its best efforts to obtain the best overall terms available with respect to such transactions.


                             THE FUND'S DISTRIBUTOR

     The Fund has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each, a "Plan"). Pursuant to the Plan the Fund may pay RS&Co. (also referred to as the "Distributor"), from the assets attributable to the Fund's shares, distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's shares, at an annual rate of 0.25% of the Fund's average daily net assets. These expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Fund and payments to dealers, financial institutions, advisers, or other firms. The Plans also permit the Distributor to receive compensation based on a prorated portion of its overhead expenses attributable to the distribution of the Fund's shares, which include leases, communications, salaries, training, supplies, photocopying, and any other category of the Distributor's expenses attributable to the distribution of the Fund's shares.


                        HOW NET ASSET VALUE IS DETERMINED

     The Fund determines the net asset value per share of its shares once daily, as of 4:30 p.m. eastern time on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by the Fund are restricted as to resale, Robertson Stephens Investment Management determines their fair values. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of the Fund's net assets at the beginning of the period. Should redemptions by any shareholder of the Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                      TAXES

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As long as the Fund maintains its status as a regulated investment company and distributes all of its income, it will not, under present law, be subject to any excise or income taxes in Massachusetts or to franchise or income taxes in California.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by the Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     The Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, including short sales, may be limited by tax considerations, in particular, the requirement that less than 30% of the Fund's gross income be derived from the sale or disposition of assets held for less than three months. The Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.

                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, the Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in a class of the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     The Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index, or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. The Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time the Fund may present a statistical measure of the volatility of the Fund's performance relative to the volatility of the performance of the S&P 500. The Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if the Fund's portfolio volatility perfectly represents that of the S&P 500, the Fund's beta would be
1.0. If the Fund's beta is greater than 1.0, the Fund's portfolio would tend to represent a greater market risk than the S&P 500 because the Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if the Fund's beta is 1.1, the Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If the Fund's beta is 0.9, the Fund's performance would tend to vary 10% less than the performance of the S&P 500. The correlation is not usually exact because, depending upon the diversification of the Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:


              n              -
                               R
            sigma R  R    -  R
                   FT MT    n F M
    beta =  ---------------------
              n    2         -2
            sigma R       -  R
                    MT      n  M


     Where:  n =    number of months measured

          R    =    rate of return on the Fund in month T
           FT

          R    =    rate of return on the market index, I.E., the S&P 500, in
           FT       month T
          _
          R    =    arithmetic average monthly rate of return of the Fund
           F
          _
          R    =    arithmetic average monthly rate of return on the market
           M        index, I.E., the S&P 500


                             ADDITIONAL INFORMATION

GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Fund's transfer agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's Custodian. As transfer agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As custodian, it and subcustodians approved by the Board of Trustees hold the securities in the Fund's portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Fund.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectus and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                                 ---------------

                                    FORM N-1A

                                     PART C

                                 ---------------

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

     1.   Inapplicable.

     2.   Inapplicable.


(b)  Exhibits

     1.(a) Copy of Amended and Restated Agreement and Declaration of Trust of Registrant.(A)
     1.(b) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(C)
     1.(c) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(D)
     1.(d) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(L)
     1.(e) Form of Amended and Restated Agreement and Declaration of Trust of Registrant.(Q)

     2.(a)     Copy of Amended and Restated By-Laws of Registrant.(A)
     2.(b)     Form of Amended and Restated By-Laws of Registrant.(Q)

     3.        Inapplicable.

     4.        Specimen Share Certificate.(A)

     5.(a) Investment Advisory Agreement between Avon Capital Management Corporation (now Robertson Stephens Investment Management, Inc.) and Registrant on behalf of Robertson Stephens Emerging Growth Fund.(B)

     5.(b) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, Inc. and Registrant on behalf of Robertson Stephens Value Plus Fund.(D)

     5.(c) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Contrarian Fund.(G)

     5.(d) Agreement between Robertson Stephens Investment Management, Inc., Robertson Stephens Investment Management, L.P., Robertson, Stephens & Company, L.P. and Registrant on behalf of Robertson Stephens Value Plus Fund.(H)

     5.(e) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Emerging Markets Fund.(I)


     5.(f) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Partners Fund.(L)

     5.(g) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Growth & Income Fund.(M)

     5.(h) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant (on behalf of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund, and Robertson Stephens Information Age Fund).(N)

     5.(i) Form of Letter Agreement regarding the Investment Advisory Agreement listed in 5(d), above.(O)

     5.(j) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Asia Fund).(P)

     5.(k) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Diversified Growth Fund).(P)

     5.(l) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Emerging Europe Fund).(P)

     5.(m) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens MicroCap Growth Fund).(Q)

     5.(n) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Global Value Fund).*

     6.(a)     Underwriting Agreement and Selling Group Agreement.(F)

     6.(b)     Consent of the Board of Trustees of Registrant.(H)

     7.        Inapplicable.

     8.        Custodian Agreement between Registrant and State Street Bank and
               Trust.(E)

     9.        (A)  -  Form of Administrative Services Agreement.(P)
               (B)  -  Form of Shareholder Service Plan (Q)

     10.       Inapplicable.

     11.       Inapplicable.

     12.       Inapplicable.

     13.       Letter of Understanding Relating to Initial Capital.(A,J)

     14. Disclosure Statement, Custodial Account Agreement and related documents for an Individual Retirement Account (State Street Bank and Trust).(E)

     15.(a) Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Growth Fund.(A)

     15.(b) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Contrarian Fund.(G)

     15.(c) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Markets Fund (now, Robertson Stephens Developing Countries Fund).(I)

     15.(d) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Partners Fund.(L)

     15.(e) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Growth & Income Fund.(L)

     15.(f) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund and Robertson Stephens Information Age Fund).(N)

     15.(g) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Robertson Stephens Value + Growth Fund).(O)

     15.(h) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Asia Fund, Robertson Stephens Diversified Growth Fund, Robertson Stephens Emerging Europe Fund, and Robertson Stephens MicroCap Growth Fund).(P)

     15.(i) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Class C shares).(Q)

     15.(j) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Robertson Stephens Global Value Fund).*

     16.       Schedule of Computation of Performance Quotation.(D)

     17.(a)    Power of Attorney.(H)
     17.(b)    Power of  Attorney of Terry R. Otton.(M)
     17.(c)    Power of Attorney.(P)

     27.A-

     27.I      Inapplicable.

               Incorporated by a reference to like-numbered exhibits:

               (A) Previously filed as part of the Registration Statement filed August 12, 1987.
               (B) Previously filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on March 3, 1988.
               (C) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
               (D) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
               (E) Previously filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on June 30, 1992.
               (F)  Previously filed as part of the Post-Effective Amendment No.
                    11 to the Registration Statement on February 5, 1993.
               (G)  Previously filed as part of the Post-Effective Amendment No.
                    13 to the Registration Statement on April 30, 1993.
               (H)  Previously filed as part of the Post-Effective Amendment No.
                    16 to the Registration Statement on December 8, 1993.
               (I)  Previously filed as part of the Post-Effective Amendment No.
                    18 to the Registration Statement on April 29, 1994.
               (J) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
               (K) Previously filed as part of the Post-Effective Amendment No. 20 to the Registration Statement on October 14, 1994.

               (L)  Previously filed as part of the Post-Effective Amendment No.
                    21 to the Registration Statement on April 28, 1995.
               (M)  Previously filed as part of the Post-Effective Amendment No.
                    22 to the Registration Statement on July 3, 1995.
               (N)  Previously filed as part of the Post-Effective Amendment No.
                    23 to the Registration Statement on September 1, 1995.
               (O)  Previously filed as part of the Post-Effective Amendment No.
                    24 to the Registration Statement on January 16, 1996.
               (P)  Previously Filed as part of the Post-Effective Amendment No.
                    25 to the Registration Statement on May 17, 1996.
               (Q)  Previously Filed as part of the Post-Effective Amendment No.
                    26 to the Registration Statement on  January 21, 1997.
               *    Filed herewith.
               +    To be filed by amendment.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Registration Statement, there is no person controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     On December 15, 1996, Registrant had the following number of security holders of its Class A shares:

     Title of Class                          Number of Record Holders
     --------------                          ------------------------

Shares of Beneficial Interest of                           0
  The Robertson Stephens
  Asia Fund

Shares of Beneficial Interest of                      22,878
  The Robertson Stephens
  Contrarian Fund

Shares of Beneficial Interest of                       1,872
  The Robertson Stephens
  Developing Countries Fund

Shares of Beneficial Interest of                         890
  The Robertson Stephens
  Diversified Growth Fund

Shares of Beneficial Interest of                           0
  The Robertson Stephens
  Emerging Europe Fund

Shares of Beneficial Interest of                       8,233
  The Robertson Stephens
  Emerging Growth Fund

Shares of Beneficial Interest of                       1,043
  The Robertson Stephens
  Global Low-Priced Stock
  Fund

Shares of Beneficial Interest of                       2,274
  The Robertson Stephens
  Global Natural Resources
  Fund

Shares of Beneficial Interest of                       7,216
  The Robertson Stephens
  Growth & Income Fund

Shares of Beneficial Interest of                       3,209
  The Robertson Stephens
  Information Age Fund

Shares of Beneficial Interest of                       2,310
  The Robertson Stephens
  Partners Fund

Shares of Beneficial Interest of                           0
  The Robertson Stephens
  Fund

Shares of Beneficial Interest of                      24,928
  The Robertson Stephens
  Value + Growth Fund

ITEM 27.  INDEMNIFICATION

     Under the terms of Registrant's By-laws, Article XI (See Exhibit 2 to this Registration Statement), Registrant may indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

     Registrant also participates in a policy of insurance which insures Registrant, its present, past and future trustees, officers, employees, agents and investment advisers against any liability incurred on account of any alleged negligent act, error or omission committed in connection with the operation of the Trust, but excluding losses incurred by reason of any fraudulent breach of trust or intention to deceive or defraud, or dishonest, criminal or malicious act finally adjudicated. Coverage for the insureds generally includes losses incurred by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission committed by such person in such capacity, but generally excludes losses incurred on account of personal dishonesty, fraudulent breach of trust, lack of good faith or intention to deceive or defraud or willful failure to act prudently.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Robertson Stephens Investment Management, Inc. ("RSIM, Inc."), a Delaware corporation, and Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), a California limited partnership, are the investment advisers to Registrant. Since they commenced operations in March 1986 and June 1993, respectively, RSIM Inc.'s and RSIM, L.P.'s principal businesses have been to render investment advisory services to clients, including Registrant, limited partnerships and various private accounts.

     RSIM, L.P.'s sole general partner is Robertson, Stephens & Company, Inc., and its sole limited partner is RS Regulated I, LLC, a holding company within the Robertson Stephens Group.

     Information about G. Randy Hecht, a director of RSIM, Inc., is set forth in Part A herein and under Item 29 below.

     Information about David J. Evans, Secretary of RSIM,
Inc., is set forth in Part A herein.

     Herbert L. Damner, Jr., a Director of RSIM, Inc., has been a partner of Damner, Pike & Co., a real estate firm located at 345 California Street, 21st Floor, San Francisco, CA 94104, since January 1984.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) Robertson, Stephens & Company LLC is the principal underwriter of each of the Funds.

(b) The table below sets forth certain information as of February 20, 1997 as to the members of Robertson, Stephens & Company LLC, the principal underwriter of Registrant's shares. The managing member of Robertson, Stephens & Company LLC is Robertson, Stephens & Company Group, L.L.C., a Delaware limited liability company. The principal business address for each of the persons named below is 555 California Street, San Francisco, CA 94104.

                                                                 POSITIONS AND
                                 POSITIONS AND OFFICES           OFFICES WITH
NAME                               WITH UNDERWRITER               REGISTRANT

Mary Katherine Barger        Managing Director and Member        None
Brian S. Bean                Managing Director and Member        None
M. Kathleen Behrens          Managing Director and Member        None
Keith E. Benjamin            Managing Director and Member        None
Lars-Christian Brask         Managing Director and Member        None
Richard G. Bianchina         Managing Director and Member        None
Frank W. Birnie, Jr.         Managing Director and Member        None
William W. Burke             Managing Director and Member        None
Clark Callendar              Managing Director and Member        None
James X. Callinan            Managing Director and Member        None
Georgene R. Carambat         Managing Director and Member        None
Farah H. Champsi             Managing Director and Member        None
Brendan Dyson                Managing Director and Member        None
Thomas P. Eddy, Jr.          Managing Director and Member        None
Richard C. Edwards           Managing Director and Member        None
Ronald E. Elijah             Managing Director and Member        None
Robert L. Emery              Managing Director and Member        None
Brian Farr                   Managing Director and Member        None
Kenneth R. Fitzsimmons, Jr.  Managing Director and Member        None
James P. Foster              Managing Director and Member        None
David L. Goldsmith           Managing Director and Member        None
Robert Grady                 Managing Director and Member        None
Tony M. Haertl               Managing Director and Member        None
Charles A. Hamilton          Managing Director and Member        None
Kenneth C. Haupt             Managing Director and Member        None
William Hazen                Managing Director and Member        None
G. Randy Hecht               Managing Director and Member        President,
                                                                 Chief Executive
                                                                 Officer, and
                                                                 Trustee
E. David Hetz                Managing Director and Member        None
Thomas E. Hodapp             Managing Director and Member        None
Paul Johnson                 Managing Director and Member        None
Seymour F. Kaufman           Managing Director and Member        None
John F. Keating, Jr.         Managing Director and Member        None
Daniel L. Klesken            Managing Director and Member        None
Janet J. Kloppenburg         Managing Director and Member        None
Michael G. McCaffery         Managing Director and Member        None
Douglas C. Moore             Managing Director and Member        None
Daniel J. Murphy             Managing Director and Member        None
Robert J. Nowlin             Managing Director and Member        None
Terry R. Otton               Managing Director and Member        Treasurer,
                                                                 Chief Financial
                                                                 Officer, and
                                                                 Principal
                                                                 Accounting
                                                                 Officer
J. Misha Petkevich           Managing Director and Member        None
Andrew P. Pilara, Jr.        Managing Director and Member        None
Karl Power                   Managing Director and Member        None

John Powers                  Managing Director and Member        None
Larry Rehmer                 Managing Director and Member        None
William Ring                 Managing Director and Member        None
George V. Robertson          Managing Director and Member        None
Sanford R. Robertson         Managing Director and Member        None
John P. Rohal                Managing Director and Member        Trustee
John Rossi                   Managing Director and Member        None
Neil J. Sandler              Managing Director and Member        None
Stephen Schweich             Managing Director and Member        None
Thomas Sheedy                Managing Director and Member        None
Paul G. Sherer               Managing Director and Member        None
Russell R. Silvestri         Managing Director and Member        None
Mark J. Simon                Managing Director and Member        None
Paul C. Slivon               Managing Director and Member        None
Sheryl R. Skolnick           Managing Director and Member        None
Michael J. Stark             Managing Director and Member        None
Paul H. Stephens             Managing Director and Member        None
George Vetter III            Managing Director and Member        None
John L. Wallace              Managing Director and Member        None
Dana K. Welch                Managing Director and Member        Secretary
Edward Weller                Managing Director and Member        None
William S. Wisialowski       Managing Director and Member        None
Vivian R. Wohl               Managing Director and Member        None
Joseph Yurman                Managing Director and Member        None
Donald E. Zimmer             Managing Director and Member        None

(c)  Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 555 California Street, San Francisco, CA 94104 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at 225 Franklin Street, Boston, MA 02110) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 31.  MANAGEMENT SERVICES.

     Registrant has entered into an agreement with State Street Bank and Trust Company for certain transfer agency and shareholder services. Pursuant to the agreement, State Street Bank and Trust Company, among other things, maintains accounts for shareholders of record of registrant, processes requests to purchase and redeem shares and mails communications by Registrant to its shareholders.

ITEM 32.  UNDERTAKINGS.

     The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders.
     Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant undertakes to file a post-effective amendment containing financial statements (that need not be certified) as to Robertson Stephens Global Value Fund within four to six months following the effective date of this Amendment.

(c) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 20th day of February, 1997.

                              ROBERTSON STEPHENS INVESTMENT TRUST


                              By:      G. Randy Hecht*
                                 ----------------------------------
                              President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below, on February 20, 1997, by the following persons in the capacities indicated.


SIGNATURE                               CAPACITY

G. RANDY HECHT*                         Principal Executive Officer
-------------------------               and Trustee
George R. Hecht

/s/  TERRY R. OTTON                     Treasurer, Chief Financial Officer,
-------------------------               and Principal Accounting Officer
Terry R. Otton

LEONARD B. AUERBACH*                    Trustee
-------------------------
Leonard B. Auerbach

DANIEL R. COONEY*                       Trustee
-------------------------
Daniel R. Cooney

JAMES K. PETERSON*                      Trustee
-------------------------
James K. Peterson

JOHN P. ROHAL*                          Trustee
-------------------------
John P. Rohal


*By /s/ Terry R. Otton
-------------------------
  Terry R. Otton, Attorney-in-Fact pursuant
   to the Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NO.    TITLE                                                    PAGE NO.
-----------    -----                                                    --------


5(n)           Form of Investment Advisory Agreement for
               Robertson Stephens Global Value Fund

15(j) Form of Distribution Plan Pursuant to Rule 12b-1 in respect of Robertson Stephens Global Value Fund